Securities - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale:
Amortized cost	$ 87,435	$ 86,167
Gross unrealized, Gain	1,353	595
Gross unrealized, Loss	238	953
Available-for-sale	88,550	85,809
Held-to-maturity:
Amortized cost	34,483	33,982
Gross unrealized, Gains	377	67
Gross unrealized, Losses	55	747
Securities held-to-maturity	34,805	33,302
Amortized cost, Total	121,918	120,149
Gross unrealized, Gain, Total	1,730	662
Gross unrealized, Losses, Total	293	1,700
Fair value, Total	123,355	119,111
AOCI, transfers from AFS to HTM Securities, gross unrealized gains	32	39
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	65	87
Agency RMBS
Available-for-sale:
Amortized cost	27,022	25,594
Gross unrealized, Gain	164	83
Gross unrealized, Loss	143	369
Available-for-sale	27,043	25,308
Held-to-maturity:
Amortized cost	27,357	25,507
Gross unrealized, Gains	292	32
Gross unrealized, Losses	46	632
Securities held-to-maturity	27,603	24,907
U.S. Treasury
Available-for-sale:
Amortized cost	14,979	20,190
Gross unrealized, Gain	472	96
Gross unrealized, Loss	20	210
Available-for-sale	15,431	20,076
Held-to-maturity:
Amortized cost	3,818	4,727
Gross unrealized, Gains	28	3
Gross unrealized, Losses	3	77
Securities held-to-maturity	3,843	4,653
Sovereign debt/sovereign guaranteed
Available-for-sale:
Amortized cost	12,548	10,663
Gross unrealized, Gain	109	108
Gross unrealized, Loss	11	21
Available-for-sale	12,646	10,750
Held-to-maturity:
Amortized cost	756	833
Gross unrealized, Gains	31	26
Gross unrealized, Losses	0	0
Securities held-to-maturity	787	859
Agency commercial mortgage-backed securities (“MBS”)
Available-for-sale:
Amortized cost	9,231	9,836
Gross unrealized, Gain	203	16
Gross unrealized, Loss	17	161
Available-for-sale	9,417	9,691
Held-to-maturity:
Amortized cost	1,326	1,195
Gross unrealized, Gains	21	0
Gross unrealized, Losses	3	26
Securities held-to-maturity	1,344	1,169
Foreign covered bonds
Available-for-sale:
Amortized cost	4,189	2,890
Gross unrealized, Gain	15	7
Gross unrealized, Loss	7	19
Available-for-sale	4,197	2,878
Held-to-maturity:
Amortized cost	79	80
Gross unrealized, Gains	0	1
Gross unrealized, Losses	0	0
Securities held-to-maturity	79	81
CLOs
Available-for-sale:
Amortized cost	4,078	3,410
Gross unrealized, Gain	1	0
Gross unrealized, Loss	16	46
Available-for-sale	4,063	3,364
Supranational
Available-for-sale:
Amortized cost	3,697	2,985
Gross unrealized, Gain	18	7
Gross unrealized, Loss	6	8
Available-for-sale	3,709	2,984
Held-to-maturity:
Amortized cost	27	26
Gross unrealized, Gains	0	1
Gross unrealized, Losses	0	0
Securities held-to-maturity	27	27
Foreign government agencies
Available-for-sale:
Amortized cost	2,638	1,164
Gross unrealized, Gain	7	1
Gross unrealized, Loss	2	4
Available-for-sale	2,643	1,161
Non-agency commercial MBS
Available-for-sale:
Amortized cost	2,134	1,491
Gross unrealized, Gain	46	1
Gross unrealized, Loss	2	28
Available-for-sale	2,178	1,464
Other ABS
Available-for-sale:
Amortized cost	2,141	1,776
Gross unrealized, Gain	7	1
Gross unrealized, Loss	5	4
Available-for-sale	2,143	1,773
U.S. government agencies
Available-for-sale:
Amortized cost	1,890	1,676
Gross unrealized, Gain	61	5
Gross unrealized, Loss	2	24
Available-for-sale	1,949	1,657
Held-to-maturity:
Amortized cost	1,023	1,497
Gross unrealized, Gains	1	0
Gross unrealized, Losses	2	10
Securities held-to-maturity	1,022	1,487
Non-agency RMBS
Available-for-sale:
Amortized cost	1,038	1,095
Gross unrealized, Gain	202	241
Gross unrealized, Loss	7	11
Available-for-sale	1,233	1,325
Held-to-maturity:
Amortized cost	80	100
Gross unrealized, Gains	4	4
Gross unrealized, Losses	1	2
Securities held-to-maturity	83	102
Non-agency RMBS | Grantor Trust
Available-for-sale:
Available-for-sale	640	832
State and political subdivisions
Available-for-sale:
Amortized cost	1,017	2,251
Gross unrealized, Gain	27	18
Gross unrealized, Loss	0	22
Available-for-sale	1,044	2,247
Held-to-maturity:
Amortized cost	17	17
Gross unrealized, Gains	0	0
Gross unrealized, Losses	0	0
Securities held-to-maturity	17	17
Corporate bonds
Available-for-sale:
Amortized cost	832	1,074
Gross unrealized, Gain	21	6
Gross unrealized, Loss	0	26
Available-for-sale	853	1,054
Other debt securities
Available-for-sale:
Amortized cost	1	72
Gross unrealized, Gain	0	5
Gross unrealized, Loss	0	0
Available-for-sale	$ 1	$ 77